Commitments	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
29.	COMMITMENTS

The following table presents a summary of Hydro One’s commitments under leases, outsourcing and other agreements due in the next 5 years and thereafter.

December 31, 2016 (millions of dollars)	2017	2018	2019	2020	2021	Thereafter
Outsourcing agreements	165	102	94	2	2	9
Long-term software/meter agreement	17	17	16	17	1	5
Operating lease commitments	9	9	4	8	2	2

Outsourcing Agreements

Inergi LP (Inergi), an affiliate of Capgemini Canada Inc., provides services to Hydro One, including settlements, source to pay services, pay operations services, information technology, finance and accounting services. The agreement with Inergi for these services expires in December 2019. In addition, Inergi provides customer service operations outsourcing services to Hydro One. The agreement for these services expires in February 2018.

Brookfield Global Integrated Solutions (formerly Brookfield Johnson Controls Canada LP) (Brookfield) provides services to Hydro One, including facilities management and execution of certain capital projects as deemed required by the Company. The agreement with Brookfield for these services expires in December 2024.

Long-term software/meter agreement

Trilliant Holdings Inc. and Trilliant Networks (Canada) Inc. (collectively Trilliant) provide services to Hydro One for the supply, maintenance and support services for smart meters and related hardware and software, including additional software licences, as well as certain professional services. The agreement with Trilliant for these services expires in December 2025, but Hydro One has the option to renew for an additional term of five years at its sole discretion.

Operating Leases

Hydro One is committed as lessee to irrevocable operating lease contracts for buildings used in administrative and service-related functions. These leases have typical terms of between three and five years, but several leases have lesser or greater terms to address special circumstances and/or opportunities. Renewal options, which are generally prevalent in most leases, have similar terms of three to five years. All leases include a clause to enable upward revision of the rental charge on an annual basis or on renewal according to prevailing market conditions or pre-established rents. There are no restrictions placed upon Hydro One by entering into these leases. During the year ended December 31, 2016, the Company made lease payments totalling $10 million (2015 – $6 million).

Other Commitments

Prudential Support

Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. As at December 31, 2016, Hydro One provided prudential support to the IESO on behalf of its subsidiaries using parental guarantees of $329 million (2015 – $329 million), and on behalf of a distributor using guarantees of $1 million (2015 – $1 million). In addition, as at December 31, 2016, Hydro One provided letters of credit in the amount of $24 million (2015 – $15 million), including $17 million (2015 – $15 million) to the IESO. The IESO could draw on these guarantees and/or letters of credit if these subsidiaries or distributor fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.

Retirement Compensation Arrangements

Bank letters of credit have been issued to provide security for the Company’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure the Company’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit. At December 31, 2016, Hydro One had letters of credit of $150 million (2015 – $139 million) outstanding relating to retirement compensation arrangements.